Equity settled share-based payments - Binominal option-pricing model (Details)			12 Months Ended
	Sep. 27, 2020 CNY (¥) item $ / shares	Jan. 16, 2020 CNY (¥) item $ / shares	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 $ / shares	Jun. 30, 2020 CNY (¥)	Jun. 30, 2020 $ / shares	Jun. 30, 2019 CNY (¥)	Sep. 27, 2020 USD ($)	Jan. 16, 2020 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Equity-settled share-based payment expenses (Note 32) | ¥			¥ 155,171,000		¥ 316,229,000		¥ 122,058,000
Share option
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per share	$ 4.89	$ 3.08		$ 4.89		$ 3.08
Risk-free interest rate	0.60%	1.80%
Expected dividend yield	0.00%	0.00%
Expected volatility	35.00%	33.20%
Expected multiples	$ 2.2
Contractual life | item	9.3	10
Fair value of options granted	$ 156,808,000	$ 233,841,000						$ 23,019,000	$ 33,985,000
Equity-settled share-based payment expenses (Note 32) | ¥			¥ 126,148,000		¥ 48,151,000
Minimum. | Share option
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected multiples		$ 2.2
Maximum. | Share option
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected multiples		$ 2.8